Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities [Text Block]

11. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	December 31, 2024	March 31, 2024
Accounts payable	$7,983	$7,466
Accrued liabilities	2,602	1,878
Holdback payable (Note 4)	500	500
Other payable	781	760
Total	$11,866	$10,604